Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments
Contracts
Port	Minimum movement per year	Maturity

Aratu	900,000 ton.	2042
Suape	250,000 ton.	2027
Suape	400,000 ton.	2029
Aratu	465,403 ton.	2031
Itaqui	1,222,377 m3	2049
Itaqui	371,000 ton.	2041
Vila do Conde	343,625 ton.	2045

Long-term contracts maturity dates
Segment	Expiration
South Corridor:	Contract I – Expiration in 2039;
Contract IV - Expiration in 2027;
Contract V – Expiration in 2027;
North Corridor:	Contract I – Expiration in 2031;
Contract II – Expiration in 2029;
Contract III – Expiration in 2027;
Contract IV – Expiration in 2027;
Santos	Contract I – Expiration in 2032;
Contract II – Expiration in 2029;
Contract III – Expiration in 2027.